COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Jun. 30, 2024	Mar. 07, 2023	Jan. 31, 2015
Notes and other explanatory information [abstract]
Percentage of royalty					2.20%
Consideration percentage					1.00%
Percentage of voting equity interests acquired					2.00%
Number of shares issued	864,000	1,237,751	36,341	1,000,000
Risk free interest rate, share options granted	3.42%
Expected volatility, share options granted	81.92%
Description of expected expected term options granted	3 years
Expected dividend as percentage, share options granted	0.00%
License intellectual property		$ 33
Addtional equity fund of convertible percent	1.00%
Consideration paid (received)	$ 27,000
Investment property		$ 123
Payment of cash percent	1.50%